LEHMAN & EILEN LLP
                          20283 State Road 7, Suite 300
                            Boca Raton, Florida 33498
                               Tel. (561) 237-0804
                               Fax (561) 237-0803

                                  May 19, 2006

VIA EDGAR

Ms. Pamela A. Long
Assistant Director
United States Securities
   and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, D.C. 20549

                  RE: JUNIPER GROUP, INC., PRELIMINARY INFORMATION STATEMENT FILED ON MARCH 27, 2006 AND AMENDED ON APRIL 27, 2006 FILE NO. 000-19170

Dear Ms. Long:

         Thank you for your letter dated May 1, 2006, letter regarding Juniper Group, Inc. (the "Company"). Enclosed is an Amended Preliminary Information Statement on Schedule 14C ("Amended 14C"), which has been marked to show changes from our prior submission. The changes reflected in the Amended 14C reflect the staff's comments to the previously submitted material. Also, in order to assist you in your review of the Amended 14C, we hereby submit a letter responding to the comments. For your convenience, we have set forth below the staff's numbered comments in their entirety followed by our responses thereto.

General

     1. We read your response to comment one of our letter dated April 5, 2006. Please be advised that note A to Schedule 14A requires that where an item to be acted upon involves other matters with respect to which information is called for by the schedule, that information must also be included in the proxy or information statement. Because some of the common shares you are authorizing are intended to be issued upon conversion of your callable secured convertible notes and warrants, the authorization of the common stock also involves the issuance of those notes and warrants. Applying the disclosure requirements of Items 11 and 13 of Schedule 14A to the issuance of those securities, we believe that you may not omit financial statements under Instruction 1 to Item 13. Please revise to include this information, or if you meet the delivery, information and other requirements of Items 13(b)(2) and 13(c), you may incorporate the information by reference.

Ms. Pamela Long
United States Securities
    and Exchange Commission
May 19, 2006
Page 2

          Response: The Company's financial statements in its Form 10-KSB dated April 17, 2006 and Form 10-QSB dated May 18, 2006, will be incorporated by reference into the Information Statement.

          2. We read your responses to comments two and four of our letter dated April 5, 2006 and we reissue these comments, as it does not appear that you made the requested revisions to your information statement.

          Response: Complied with. See below.

          2. Please remove the statement in the concluding paragraph that your "information statement is for informational purposes only," as it suggests to stockholders that they cannot rely on the disclosure in your information statement.

          Response: Complied with. We have deleted the statement "this information statement is for informational purposes only" in both sections.

          Reasons for Increasing the Amount of Shares of the Company

          4. We note the disclosure in the last sentence of the first paragraph. Please revise to describe in reasonable detail your plans with respect to the newly authorized shares. In this regard, we note that it appears that you will reserve a significant number of these shares for issuance under outstanding convertible securities. It also appears that you will register a significant number of these shares by filing a pre-effective amendment to your Form SB-2 (File No. 333-131730). See Item 11(c) of Schedule 14A.

               Response: Complied with. We have added information which describes our plans with respect to the newly authorized shares.

         Please feel free to call me at (561) 237-0804, if you have any questions or need additional information.

                                   Sincerely,

                                   /s/ Hank Gracin

                                   Hank Gracin